Investment Securities, Held-to-maturity Securities, Amortized Cost and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	$ 13,824	$ 18,618
Gross Unrecognized Gains	1,164	1,062
Gross Unrecognized Losses	0	0
Fair Value	14,988	19,680
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	13,824	18,618
Gross Unrecognized Gains	1,164	1,062
Gross Unrecognized Losses	0	0
Fair Value	$ 14,988	$ 19,680